BALANCE SHEETS (USD $)	Dec. 31, 2011		Dec. 31, 2010
ASSETS
Current Asset - Cash and cash equivalents	$ 6,822		$ 54,678
Cash and cash equivalents held in trust	28,273,072		0
Deferred offering costs associated with proposed public offering	0		192,034
Total assets	28,279,894		246,712
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses	83,275		85,440
Notes Payable to Shareholders	0		150,000
Total current liabilities	83,275		235,440
COMMITMENTS
Ordinary shares, subject to redemption, 2,829,535 shares at redemption value	23,245,574		0
SHAREHOLDERS' EQUITY
Preferred shares, $0.001 par value Authorized 5,000,000 shares; issued and outstanding none	0		0
Ordinary shares, $0.001 par value Authorized 50,000,000 shares; issued and outstanding 1,638,590 (which excludes 2,829,535 subject to redemption) and 1,026,625(1)	1,639	[1]	1,027	[1]
Additional paid-in capital	5,174,241		23,973
Accumulated deficit during the development stage	(224,835)		(13,728)
Total shareholders' equity	4,951,045		11,272
Total liabilities and shareholders' equity	$ 28,279,894		$ 246,712

[1]	Reflects an aggregate of 123,375 ordinary shares forfeited by the Initial Shareholders on May 8, 2011 because the underwriters' over-allotment option was not exercised in full. (Note 7)